PROPERTY, PLANT AND MINE DEVELOPMENT (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Property, Plant and Mine Development
Cost	$ 5,453,448	$ 5,010,088
Accumulated Amortization	1,141,735	942,632
Net Book Value	4,311,713	4,067,456
Mining properties
Property, Plant and Mine Development
Cost	1,364,909	1,356,227
Accumulated Amortization	104,098	86,839
Net Book Value	1,260,811	1,269,388
Plant and equipment
Property, Plant and Mine Development
Cost	2,641,015	2,538,328
Accumulated Amortization	782,595	617,826
Net Book Value	1,858,420	1,920,502
Mine development costs
Property, Plant and Mine Development
Cost	1,050,260	918,482
Accumulated Amortization	255,042	237,967
Net Book Value	795,218	680,515
Meliadine project
Property, Plant and Mine Development
Cost	178,635	133,840
Net Book Value	178,635	133,840
La India project
Property, Plant and Mine Development
Cost	141,411	32,553
Net Book Value	141,411	32,553
Goldex mine M and E zones
Property, Plant and Mine Development
Cost	77,218	30,658
Net Book Value	$ 77,218	$ 30,658